Trade and Other Payables	12 Months Ended
Jun. 30, 2025
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES
15.	TRADE AND OTHER PAYABLES

	30 June 2025 $	30 June 2024 $
Trade payables	2,910,197	6,405,161
GEM commitment Fee Put Amount payable (i)	3,909,452	4,019,620
Other payables	(93,705)	649,269
Accruals	9,769,032	521,585
Excise tax payable	1,476,807	1,630,890
	17,971,783	13,226,525

(i)	On July 4, 2023, CRML, GEM Global Yield LLC SCS (the GEM Investor or GEM Global) and GEM Yield Bahamas Ltd. (GYBL) entered into a Share Purchase Agreement (the GEM Agreement), pursuant to which the Company is entitled to draw up to $125 million of gross proceeds in exchange for ordinary shares in the Company, at a price equal to 90% of the average closing bid price of the ordinary shares on Nasdaq for a 30 day period, subject to meeting the terms and conditions of the GEM Agreement. The GEM Agreement allows CRML to access funds for general corporate purpose and working capital needs. In addition, at the closing of the Transaction, the GEM Investor was granted a warrant (the GEM Warrant) to purchase up to 1,814,797 Ordinary Shares at an exercise price of $10.71 per share (subject to adjustments described in the GEM Warrant) expiring on the 3rd anniversary of the closing of the Transaction (refer note 20). Further, in connection with the closing of the Transaction, the Company also entered into a letter agreement with the GEM Investor and GYBL to amend the GEM Agreement, pursuant to which, the Company agreed to issue ordinary shares in the Company to the GEM Investor as the “commitment fee” pursuant to the Share Purchase Agreement and, on the 61st day following the closing of the Transaction, the GEM Investor was granted the option to sell such commitment shares (equating to 122,549 shares) to the Company for US$1.875 million (the Commitment Fee Put Amount). In addition, the GEM Investor, on the first anniversary of the closing of the Transaction, was granted the right to require CRML to purchase the GEM Warrant from GEM Global in exchange for a number of ordinary shares in the Company having a value equal to US$27,200,000 (note 20). On April 29, 2024, CRML, GEM Global and GYBL entered into a second letter agreement, pursuant to which, CRML was granted the option to deliver, in lieu of the Commitment Fee Put Amount on the date upon which it was otherwise due and payable, a payment of $3,020,000 on or prior to the 120th day after the closing of the Transaction. On 27 September 2024, Critical Metals Corp (CRML) entered into a third letter agreement with GEM Global Yield LLC SCS (GEM Global) and GEM Yield Bahamas Ltd. (GYBL) to extinguish the existing arrangement in respect to the Commitment Fee Put Amount of $3,020,000 (refer to note 18 in the consolidated financial statements). Under the new agreement, CRML is obliged to deliver a cash payment of US$3,500,000 (Revised Amount) to GEM Global within one business day following the consummation by CRML of a capital raising transaction provided that the gross proceeds received by CRML in connection with the capital raising transaction are equal to or greater than $15,000,000. If the gross proceeds received by CRML in connection with the capital raising transaction are less than $15,000,000, CRML shall deliver (i) a cash payment of $1,750,000 to GEM Global within one business day following the consummation by CRML of the Equity Capital Raise, and (ii) a cash payment of $1,750,000 (the Deferred Payment) to GEM Global on or before the 90th day following the Equity Capital Raise. If CRML does not deliver the Deferred Payment by the 90th day following the capital raising transaction, CRML shall incur a penalty of $10,000 per day, payable in USD, which penalty shall be added to the deferred payment amount until paid by CRML. If CRML does not consummate a capital raising transaction by 31 December 2024, CRML shall owe the revised amount of $3,500,000 and such amount shall incur interest at a 10% annual rate (which interest shall begin on the Commitment Fee Put Date and continue until such revised amount is paid). On 28 February 2025, the Company has written to GEM Global and GYBL and is disputing the amounts payable. In March 2025, the GEM Investor commenced an action in the U.S. against us, based on a breach of contract claim. These claims are now being arbitrated by the American Arbitration Association. The GEM Investor is seeking a cash payment of $3,500,000 and an amount of ordinary shares having a value equal to $27,200,000, in each case plus interest, under the GEM Agreements. The Company has denied the allegations made by the GEM Investor, including any liability under the GEM Agreements, and we have filed certain counterclaims concerning actions taken by the GEM Investor under the GEM Agreements. The arbitration proceeding is pending. As at 30 June 2025 the amount payable to GEM Global and GYBL by CRML comprises the revised amount of US$3,500,000 plus accrued interest of US$409,452.